SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of entity's revenue

	2022	2021
Specimens – contracts with customers	$2,372,386	$2,947,295
Shipping and other	146,274	16,512
Revenue	$2,518,660	$2,963,807

	2021	2020
Specimens – contracts with customers	$10,944,255	$8,086,324
Shipping and other	191,048	97,782
Revenue	$11,135,303	$8,184,106

Schedule of estimated useful lives

Asset category	Estimated Useful Life
Website	3 years
Computer equipment and purchased software	5 years
Equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Summary of total shares outstanding

	2022	2021
Shares issuable upon conversion of preferred stock	—	1,291,012
Shares issuable upon vesting of RSUs	291,167	—
Shares issuable upon exercise of stock options	176,142	265,102
Shares issuable upon exercise of PIPE Warrant (defined below) to purchase common stock	1,312,500	—
Shares issuable upon exercise of Lender Warrant (defined below) to purchase common stock	12,500	23,309
Shares issuable upon exercise of Underwriter Warrants (defined below) to purchase common stock	90,000	—

	2021	2020
Shares issuable upon conversion of preferred stock	—	1,291,012
Shares issuable upon vesting of restricted stock units	282,417	—
Shares issuable upon exercise of stock options	255,147	251,847
Shares issuable upon exercise of PIPE Warrant to purchase common stock	1,312,500	—
Shares issuable upon exercise of Lender Warrant to purchase common stock	12,500	23,309
Shares issuable upon exercise of Underwriter Warrants to purchase common stock	90,000	—